Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Warrant Liabilities [Abstract]
Schedule of Movement of Warrant Liability

The following table summarizes the Company’s outstanding warrant liabilities by warrant type as of December 31, 2024 and 2023:

	2024			2023
in CHF thousands (except number of warrants)	BCA Warrants	Blackrock Warrant	Total Warrant Liabilities	BCA Warrants	Blackrock Warrant	Total Warrant Liabilities
Balance as of January 1,	5,370	-	5,370	-	-	-
Issuance of warrants	-	294	294	2,136	-	2,136
Fair value (gain)/loss on warrant liability	15,364	167	15,531	3,431	-	3,431
Exercise of public and private warrants	(1,344)	-	(1,344)	(197)	-	(197)
Balance as of December 31,	19,390	461	19,851	5,370	-	5,370

The movement of the warrant liabilities during the years ended December 31, 2024 and 2023 is illustrated below:

	2024		2023
in CHF thousands (except share number of warrants)	Warrant liabilities	Number of outstanding warrants	Warrant liabilities	Number of outstanding warrants
Balance as of January 1,	5,370	4,254,096	-	-
Issuance of warrants	294	43,321	2,136	4,403,294
Fair value loss on warrant liability	15,531	-	3,431	-
Exercise of public and private warrants	(1,344)	(279,033)	(197)	(149,198)
Balance as of December 31,	19,851	4,018,384	5,370	4,254,096

Schedule of Fair Value of Warrant Estimated on its Grant Date Using the Black Scholes Option Pricing Model

The following assumptions were used in the Black-Scholes option-pricing model for determining the fair value of the Blackrock Warrant as of issuance and December 31, 2024 as indicated:

	May 29, 2024	December 31, 2024
Share price on valuation date	USD 11.93 (CHF 10.88)	USD 17.00 (CHF 15.38)
Expected volatility (%) (1)	85.56	94.32
Expected term (years) (2)	3.50	3.21
Risk-free interest rate (%) (3)	4.75	4.28
Dividend yield (%)	0.00	0.00

(1) The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company’s industry.

(2) The expected term represents the period that the Blackrock Warrant is expected to be outstanding.

(4) The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected terms